Trading assets and liabilities	12 Months Ended
Dec. 31, 2018
Trading assets and liabilities
Trading assets and liabilities

9 Trading assets and liabilities

Trading assets and liabilities comprise assets and liabilities held at fair value in trading portfolios.

	2018	2017
Assets	£m	£m
Loans
Reverse repos	24,759	36,272
Collateral given	19,036	21,558
Other loans	1,308	651
Total loans	45,103	58,481
Securities
Central and local government
- UK	6,834	3,514
- US	4,689	3,667
- other	13,498	14,736
Other securities	4,995	5,593
Total securities	30,016	27,510
Total	75,119	85,991

Liabilities
Deposits
Repos	25,645	28,363
Collateral received	20,187	22,683
Other deposits	1,788	1,302
Total deposits	47,620	52,348
Debt securities in issue	903	1,107
Short positions	23,827	28,527
Total	72,350	81,982